Note 1 - Nature of Business	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Description of nature of business [text block]
1.	Nature of business

The Company's principal business activity is the development and commercialization of IL-
2,
IL-
4
and IL-
13
Superkines and Empowered Superkines for the treatment of cancer and other diseases. Medicenna has four
wholly owned subsidiaries, Medicenna Therapeutics Inc. (“MTI”) (British Columbia), Medicenna Biopharma Inc. (“MBI”) (Delaware), Medicenna Biopharma Inc. (“MBI”) (British Columbia) and Medicenna Australia PTY Ltd (“MAL”) (Australia). Medicenna is traded on both the Toronto Stock Exchange and the Nasdaq Capital Market (“NASDAQ”) under the symbol ‘'MDNA”. On
March 30, 2021,
the company set up it's wholly owned subsidiary MAL and on
April 15, 2021
set up its wholly owned subsidiary MTU.

As at
March 31, 2021,
the head and registered office is located at
2
Bloor St W,
7
th
Floor, Toronto, Ontario, Canada.

COVID-
19
Update

In
March 2020,
the World Health Organization declared the COVID-
19
outbreak a global pandemic and the Company continues to evaluate the COVID-
19
situation and monitor any impacts or any potential impacts to the business. Medicenna has implemented health and safety measures in accordance with health officials and guidance from local government authorities. Further, the pandemic has had an impact on the Company's third
-party vendors resulting in delays in receiving components and supplies which delayed our ability to start certain studies and could result in development delays including the ongoing pre-clinical, manufacturing and planned clinical activities related to
MDNA11.
The Company asked all our business partners to engage us by telephone or video conference where possible, minimizing business travel and requiring self-isolation for employees travelling outside of Canada. As the COVID-
19
health crisis continues, the Company will continue to rely on guidance and recommendations from local health authorities, Health Canada and the Centers for Disease Control and Prevention to update the Company's policies.